FI - Quantitative information about level 3 liabilities at fair value (Details 15) SFr in Millions, Pure in Millions	Jun. 30, 2021 CHF (SFr)	Mar. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Liabilities
Due to banks	SFr 330	SFr 800	SFr 413
Customer deposits	3,921	4,221	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,983	9,591	13,594
Obligation to return securities received as collateral	38,686	56,494	50,773
Trading liabilities	32,972	47,740	45,871
Short-term borrowings	8,554	11,020	10,740
Long-term debt	69,436	72,312	70,976
Other liabilities	7,911	SFr 7,913	7,780
Recurring basis
Liabilities
Due to banks	330		413
Customer deposits	3,921		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,983		13,594
Obligation to return securities received as collateral	38,686		50,773
Trading liabilities	32,972		45,871
Short-term borrowings	8,554		10,740
Long-term debt	69,436		70,976
Other liabilities	7,911		7,780
Total liabilities at fair value	172,793		204,490
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	13,866		12,920
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	30,865		33,856
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	11,080		10,586
Recurring basis | Debt securities
Liabilities
Trading liabilities	8,053
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,133
Recurring basis | Equity securities
Liabilities
Trading liabilities	12,316		20,694
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	12,603		17,745
Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	432		448
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	84		101
Trading liabilities	3,035		4,246
Short-term borrowings	1,106		701
Long-term debt	9,673		7,268
Other liabilities	535		1,271
Total liabilities at fair value	14,865		14,035
Recurring basis | Level 3 | Option model
Liabilities
Short-term borrowings	SFr 968		SFr 508
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	50		50
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100		100
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	73		66
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(85)		(50)
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100		100
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	68		56
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0		0
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	3		2
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1		0
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	4
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0		3
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	137		158
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	16		30
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 44		SFr 58
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	104		(4)
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	1,036		992
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	788		722
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Short-term borrowings, measurement input			35
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Short-term borrowings, measurement input			40
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input			39
Recurring basis | Level 3 | Price
Liabilities
Short-term borrowings	SFr 12
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	59
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	59
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	59
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 2,124		SFr 1,133
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model
Liabilities
Long-term debt	SFr 2,110		SFr 1,051
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50		50
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	73		66
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(4)
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	105
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	81
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(85)		(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	69		55
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	3		2
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	4		4
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1		1
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	137		158
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	18		24
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Long-term debt, measurement input	42
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Long-term debt, measurement input	3,544
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Long-term debt, measurement input	876
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 12		SFr 48
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	40		35
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	40		189
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	40		52
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input			25
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input			25
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input			25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	SFr 6,777		SFr 5,526
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 6,521		SFr 3,961
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50		50
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	73		66
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(4)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	105
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	81
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(85)		(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100		100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	68		55
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	3
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input			0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input			2
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input			0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input			(10)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input			0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input			(5)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	137		158
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	14		21
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Long-term debt, measurement input	42
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Long-term debt, measurement input	3,544
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Long-term debt, measurement input	876
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 110		SFr 1,380
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	2		(14)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	309		481
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	84		58
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input			23
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input			40
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input			38
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price
Liabilities
Long-term debt	SFr 12
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Long-term debt, measurement input	4
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Long-term debt, measurement input	26
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Long-term debt, measurement input	21
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable
Liabilities
Long-term debt			SFr 9
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input			27
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input			46
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input			27
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	SFr 0		SFr 0
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	0
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	41		55
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,994		4,191
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	142		169
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	62		72
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities			1,335
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities			SFr 12
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input			13
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input			865
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			250
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input			49
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input			50
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			50
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities			SFr 738
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input			0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input			1,468
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			391
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input			37
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input			45
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			44
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input			0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input			7
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			3
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input			6
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input			19
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			14
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input			55
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input			183
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			120
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Liabilities
Trading liabilities, measurement input			0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Liabilities
Trading liabilities, measurement input			100
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			68
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input			0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input			9
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			7
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input			12
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input			81
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			38
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities			SFr 520
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input			84
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input			116
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input			99
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,738		SFr 2,010
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model
Liabilities
Trading liabilities	SFr 1,688
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	50		50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	73		66
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(85)		(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	67		58
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(3)		(2)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	137		158
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	18		27
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Trading liabilities, measurement input	42
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Trading liabilities, measurement input	3,544
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	876
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Maximum
Liabilities
Trading liabilities, measurement input	8
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	4
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price
Liabilities
Trading liabilities	SFr 46
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,636
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	1
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Market comparable
Liabilities
Trading liabilities	SFr 3
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	34
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	30
Bank
Liabilities
Due to banks	SFr 330		SFr 413
Customer deposits	3,921		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,080		13,688
Obligation to return securities received as collateral	38,686		50,773
Trading liabilities	32,971		45,871
Short-term borrowings	8,554		10,740
Long-term debt	68,486		70,243
Other liabilities	7,891		7,756
Bank | Recurring basis
Liabilities
Due to banks	330		413
Customer deposits	3,921		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,080		13,688
Obligation to return securities received as collateral	38,686		50,773
Trading liabilities	32,971		45,871
Short-term borrowings	8,554		10,740
Long-term debt	68,486		70,243
Other liabilities	7,891		7,756
Total liabilities at fair value	171,919		203,827
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	13,866		12,920
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	30,865		33,856
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	11,124		10,627
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	8,054
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,133
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	12,315		20,694
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	12,602		17,745
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	432		448
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	84		101
Trading liabilities	3,035		4,246
Short-term borrowings	1,106		701
Long-term debt	9,673		7,286
Other liabilities	535		1,250
Total liabilities at fair value	14,865		14,032
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	2,124		1,133
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	6,777		5,526
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	0
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	41		55
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,994		4,191
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	142		169
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	62		72
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities			1,335
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,738		SFr 2,010